Deposits - Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Deposits, Fiscal Year Maturity [Abstract]
2013	$ 823,230
2014	254,565
2015	145,321
2016	42,160
2017	144,133
After 5 years	502
Total	$ 1,409,911